10. Shares Issued for Compensation (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Stock issued during the period for compensation, value	$ 541,377
Consultant [Member]
Stock issued during the period for compensation, shares | shares	262,691
Stock issued during the period for compensation, value	$ 497,377
Services fee	$ 72,000